Related Party Transactions (Details) - Schedule of Loan Receivable Related Parties - USD ($)		Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Loan Receivable Related Parties [Line Items]
Loan receivable			$ 460,000
Loan to Lakeshore Acquisition II Corp. [Member]
Schedule of Loan Receivable Related Parties [Line Items]
Loan receivable			460,000
Loan to Doudakian, Varto Levon [Member]
Schedule of Loan Receivable Related Parties [Line Items]
Loan receivable	[1]

[1]	During 2023, Visiontech and Varto Levon Doudakian, one of the stockholders of the Company, entered into five loan agreements for total principal amount of $110,000 with 8% interest rate. On December 29, 2023, Visiontech and Varto Levon Doudakian entered into an agreement to offset bonus due to Varto Levon Doudakian with this loan and accrued interest. As of December 31, 2023, loan to Varto Levon Doudakian is $0.